UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                   FORM 10-D/A
                                 Amendment No. 1

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 June 30, 2006 to July 25, 2006

 Commission File Number of issuing entity: 333-130694-08

 Morgan Stanley IXIS Real Estate Capital Trust 2006-1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-130694

 Morgan Stanley ABS Capital I Inc.
 (Exact name of depositor as specified in its charter)

 Morgan Stanley Mortgage Capital Inc.
 IXIS Real Estate Capital Inc.
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2197228
 54-2197229
 54-2197230
 54-2197231
 54-6713938
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-fpt                            _____    _____    __X___    ____________
  A-1                              _____    _____    __X___    ____________
  A-2                              _____    _____    __X___    ____________
  A-3                              _____    _____    __X___    ____________
  A-4                              _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  M-3                              _____    _____    __X___    ____________
  M-4                              _____    _____    __X___    ____________
  M-5                              _____    _____    __X___    ____________
  M-6                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  P                                _____    _____    __X___    ____________
  X                                _____    _____    __X___    ____________
  R                                _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On January 12, 2007 a revision was made to the July 25, 2006 distribution which was made to holders of Morgan Stanley IXIS Real Estate Capital Trust 2006-1. The distribution report was revised because of system limitations that caused actual balances and the borrower's actual next pay due dates to be incorrect.

 The revised distribution report is attached as an Exhibit to this Form 10-D/A. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

       (99.1) Amended monthly report distributed to holders of Morgan Stanley IXIS Real Estate Capital Trust 2006-1, relating to the
               July 25, 2006 distribution.


    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Morgan Stanley IXIS Real Estate Capital Trust 2006-1
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Kelly Rentz
 Kelly Rentz, Officer

 Date: January 26, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Amended monthly report distributed to holders of Morgan Stanley IXIS Real Estate Capital Trust 2006-1, relating to the
                 July 25, 2006 distribution.



 EX-99.1


Morgan Stanley IXIS Real Estate Capital Trust
Mortgage Pass-Through Certificates



Distribution Date:       7/25/2006


Morgan Stanley IXIS Real Estate Capital Trust
Mortgage Pass-Through Certificates
Series 2006-1


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

        Class                   CUSIP           Record           Certificate           Beginning                Interest
                                                  Date          Pass-Through         Certificate            Distribution
                                                                        Rate             Balance
        A-fpt               61749QAA8               **              5.40000%      350,000,000.00            1,312,500.00
         A-1                61749QAB6               **              5.38000%      251,995,000.00              941,481.32
         A-2                61749QAC4               **              5.44000%       64,435,000.00              243,421.11
         A-3                61749QAD2               **              5.50000%      219,255,000.00              837,432.29
         A-4                61749QAE0               **              5.58000%      121,500,000.00              470,812.50
         M-1                61749QAF7               **              5.64000%       47,563,000.00              186,288.42
         M-2                61749QAG5               **              5.65000%       43,707,000.00              171,489.27
         M-3                61749QAH3               **              5.66000%       25,710,000.00              101,054.58
         M-4                61749QAJ9               **              5.71000%       23,139,000.00               91,752.56
         M-5                61749QAK6               **              5.73000%       21,853,000.00               86,956.73
         M-6                61749QAL4               **              5.81000%       21,211,000.00               85,580.49
         B-1                61749QAM2               **              6.25000%       19,282,000.00               83,689.24
         B-2                61749QAN0               **              6.45000%       18,640,000.00               83,491.67
         B-3                61749QAP5               **              7.30000%       14,140,000.00               71,681.94
          P                MORGAN061P               **              0.00000%                0.01              254,498.50
          X                MORGAN061X               **              0.00000%       43,065,665.79            3,666,955.63
          R                MORGAN061R               **              0.00000%                0.00                    0.00

Totals                                                                          1,285,495,665.80            8,689,086.25


                                Certificateholder Distribution Summary (continued)

       Class                 Principal            Current             Ending             Total         Cumulative
                          Distribution           Realized        Certificate      Distribution           Realized
                                                     Loss            Balance                               Losses
       A-fpt              9,437,907.11               0.00     340,562,092.89     10,750,407.11               0.00
        A-1               8,532,676.99               0.00     243,462,323.01      9,474,158.31               0.00
        A-2                       0.00               0.00      64,435,000.00        243,421.11               0.00
        A-3                       0.00               0.00     219,255,000.00        837,432.29               0.00
        A-4                       0.00               0.00     121,500,000.00        470,812.50               0.00
        M-1                       0.00               0.00      47,563,000.00        186,288.42               0.00
        M-2                       0.00               0.00      43,707,000.00        171,489.27               0.00
        M-3                       0.00               0.00      25,710,000.00        101,054.58               0.00
        M-4                       0.00               0.00      23,139,000.00         91,752.56               0.00
        M-5                       0.00               0.00      21,853,000.00         86,956.73               0.00
        M-6                       0.00               0.00      21,211,000.00         85,580.49               0.00
        B-1                       0.00               0.00      19,282,000.00         83,689.24               0.00
        B-2                       0.00               0.00      18,640,000.00         83,491.67               0.00
        B-3                       0.00               0.00      14,140,000.00         71,681.94               0.00
         P                        0.00               0.00               0.01        254,498.50               0.00
         X                        0.00               0.00      43,064,104.80      3,666,955.63               0.00
         R                        0.00               0.00               0.00              0.00               0.00

Totals                   17,970,584.10               0.00   1,267,523,520.71     26,659,670.35               0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.
** For distribution dates prior to December 1, 2006 this information was not available for reporting purposes.



                                               Principal Distribution Statement

       Class                  Original          Beginning        Scheduled         UnScheduled       Accretion        Realized
                                  Face        Certificate        Principal           Principal                            Loss
                                Amount            Balance     Distribution        Distribution
       A-fpt            350,000,000.00     350,000,000.00             0.00        9,437,907.11            0.00            0.00
        A-1             251,995,000.00     251,995,000.00             0.00        8,532,676.99            0.00            0.00
        A-2              64,435,000.00      64,435,000.00             0.00                0.00            0.00            0.00
        A-3             219,255,000.00     219,255,000.00             0.00                0.00            0.00            0.00
        A-4             121,500,000.00     121,500,000.00             0.00                0.00            0.00            0.00
        M-1              47,563,000.00      47,563,000.00             0.00                0.00            0.00            0.00
        M-2              43,707,000.00      43,707,000.00             0.00                0.00            0.00            0.00
        M-3              25,710,000.00      25,710,000.00             0.00                0.00            0.00            0.00
        M-4              23,139,000.00      23,139,000.00             0.00                0.00            0.00            0.00
        M-5              21,853,000.00      21,853,000.00             0.00                0.00            0.00            0.00
        M-6              21,211,000.00      21,211,000.00             0.00                0.00            0.00            0.00
        B-1              19,282,000.00      19,282,000.00             0.00                0.00            0.00            0.00
        B-2              18,640,000.00      18,640,000.00             0.00                0.00            0.00            0.00
        B-3              14,140,000.00      14,140,000.00             0.00                0.00            0.00            0.00
         P                        0.01               0.01             0.00                0.00            0.00            0.00
         X               43,065,665.79      43,065,665.79             0.00                0.00            0.00            0.00
         R                        0.00               0.00             0.00                0.00            0.00            0.00

Totals                1,285,495,665.80   1,285,495,665.80             0.00       17,970,584.10            0.00            0.00


                                Principal Distribution Statement (continued)

        Class                       Total             Ending            Ending               Total
                                Principal        Certificate       Certificate           Principal
                                Reduction            Balance        Percentage        Distribution
        A-fpt                9,437,907.11     340,562,092.89        0.97303455        9,437,907.11
         A-1                 8,532,676.99     243,462,323.01        0.96613950        8,532,676.99
         A-2                         0.00      64,435,000.00        1.00000000                0.00
         A-3                         0.00     219,255,000.00        1.00000000                0.00
         A-4                         0.00     121,500,000.00        1.00000000                0.00
         M-1                         0.00      47,563,000.00        1.00000000                0.00
         M-2                         0.00      43,707,000.00        1.00000000                0.00
         M-3                         0.00      25,710,000.00        1.00000000                0.00
         M-4                         0.00      23,139,000.00        1.00000000                0.00
         M-5                         0.00      21,853,000.00        1.00000000                0.00
         M-6                         0.00      21,211,000.00        1.00000000                0.00
         B-1                         0.00      19,282,000.00        1.00000000                0.00
         B-2                         0.00      18,640,000.00        1.00000000                0.00
         B-3                         0.00      14,140,000.00        1.00000000                0.00
          P                          0.00               0.01        1.00000000                0.00
          X                          0.00      43,064,104.80        0.99996375                0.00
          R                          0.00               0.00        0.00000000                0.00

Totals                      17,970,584.10   1,267,523,520.71        0.98601929       17,970,584.10



                                          Principal Distribution Factors Statement

       Class                Original              Beginning             Scheduled           UnScheduled           Accretion
                                Face            Certificate             Principal             Principal
                              Amount                Balance          Distribution          Distribution
       A-fpt          350,000,000.00          1000.00000000            0.00000000           26.96544889          0.00000000
        A-1           251,995,000.00          1000.00000000            0.00000000           33.86050116          0.00000000
        A-2            64,435,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        A-3           219,255,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        A-4           121,500,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-1            47,563,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-2            43,707,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-3            25,710,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-4            23,139,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-5            21,853,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-6            21,211,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-1            19,282,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-2            18,640,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-3            14,140,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
         P                      0.01             0.00000000            0.00000000            0.00000000          0.00000000
         X             43,065,665.79          1000.00000000            0.00000000            0.00000000          0.00000000
         R                      0.00             0.00000000            0.00000000            0.00000000          0.00000000


                                    Principal Distribution Factors Statement (continued)

       Class                Realized                  Total                Ending                 Ending               Total
                                Loss              Principal           Certificate            Certificate           Principal
                                                  Reduction               Balance             Percentage        Distribution
       A-fpt              0.00000000            26.96544889          973.03455111             0.97303455         26.96544889
        A-1               0.00000000            33.86050116          966.13949884             0.96613950         33.86050116
        A-2               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        A-3               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        A-4               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-1               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-2               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-3               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-4               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-5               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-6               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-1               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-2               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-3               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
         P                0.00000000             0.00000000            0.00000000             1.00000000          0.00000000
         X                0.00000000             0.00000000          999.96375326             0.99996375          0.00000000
         R                0.00000000             0.00000000            0.00000000             0.00000000          0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

        Class             Accrual          Accrual         Current          Beginning             Current            Payment of
                           Dates            Days       Certificate       Certificate/             Accrued        Unpaid Interest
                                                              Rate           Notional            Interest          Shortfall (1)
                                                                              Balance
        A-fpt        06/30/06 - 07/24/06     25           5.40000%     350,000,000.00        1,312,500.00                   0.00
         A-1         06/30/06 - 07/24/06     25           5.38000%     251,995,000.00          941,481.32                   0.00
         A-2         06/30/06 - 07/24/06     25           5.44000%      64,435,000.00          243,421.11                   0.00
         A-3         06/30/06 - 07/24/06     25           5.50000%     219,255,000.00          837,432.29                   0.00
         A-4         06/30/06 - 07/24/06     25           5.58000%     121,500,000.00          470,812.50                   0.00
         M-1         06/30/06 - 07/24/06     25           5.64000%      47,563,000.00          186,288.42                   0.00
         M-2         06/30/06 - 07/24/06     25           5.65000%      43,707,000.00          171,489.27                   0.00
         M-3         06/30/06 - 07/24/06     25           5.66000%      25,710,000.00          101,054.58                   0.00
         M-4         06/30/06 - 07/24/06     25           5.71000%      23,139,000.00           91,752.56                   0.00
         M-5         06/30/06 - 07/24/06     25           5.73000%      21,853,000.00           86,956.73                   0.00
         M-6         06/30/06 - 07/24/06     25           5.81000%      21,211,000.00           85,580.49                   0.00
         B-1         06/30/06 - 07/24/06     25           6.25000%      19,282,000.00           83,689.24                   0.00
         B-2         06/30/06 - 07/24/06     25           6.45000%      18,640,000.00           83,491.67                   0.00
         B-3         06/30/06 - 07/24/06     25           7.30000%      14,140,000.00           71,681.94                   0.00
          P                          N/A     N/A          0.00000%               0.01                0.00                   0.00
          X                          N/A     N/A          0.00000%   1,285,145,406.35                0.00                   0.00
          R                          N/A     N/A          0.00000%               0.00                0.00                   0.00
Totals                                                                                       4,767,632.12                   0.00




                                       Interest Distribution Statement (continued)

        Class                  Current      Non-Supported              Total          Remaining                   Ending
                              Interest           Interest           Interest    Unpaid Interest             Certificate/
                          Shortfall(1)          Shortfall       Distribution       Shortfall(1)                 Notional
                                                                                                                 Balance
        A-fpt                     0.00               0.00       1,312,500.00               0.00           340,562,092.89
         A-1                      0.00               0.00         941,481.32               0.00           243,462,323.01
         A-2                      0.00               0.00         243,421.11               0.00            64,435,000.00
         A-3                      0.00               0.00         837,432.29               0.00           219,255,000.00
         A-4                      0.00               0.00         470,812.50               0.00           121,500,000.00
         M-1                      0.00               0.00         186,288.42               0.00            47,563,000.00
         M-2                      0.00               0.00         171,489.27               0.00            43,707,000.00
         M-3                      0.00               0.00         101,054.58               0.00            25,710,000.00
         M-4                      0.00               0.00          91,752.56               0.00            23,139,000.00
         M-5                      0.00               0.00          86,956.73               0.00            21,853,000.00
         M-6                      0.00               0.00          85,580.49               0.00            21,211,000.00
         B-1                      0.00               0.00          83,689.24               0.00            19,282,000.00
         B-2                      0.00               0.00          83,491.67               0.00            18,640,000.00
         B-3                      0.00               0.00          71,681.94               0.00            14,140,000.00
          P                       0.00               0.00         254,498.50               0.00                     0.01
          X                       0.00               0.00       3,666,955.63               0.00         1,267,523,520.71
          R                       0.00               0.00               0.00               0.00                     0.00

Totals                            0.00               0.00       8,689,086.25               0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

                                          Interest Distribution Factors Statement

       Class                  Original          Current              Beginning                 Current          Payment of
                                  Face      Certificate            Certificate/                Accrued      Unpaid Interest
                                Amount             Rate                Notional               Interest        Shortfall (1)
                                                                        Balance
       A-fpt            350,000,000.00         5.40000%           1000.00000000             3.75000000           0.00000000
        A-1             251,995,000.00         5.38000%           1000.00000000             3.73611111           0.00000000
        A-2              64,435,000.00         5.44000%           1000.00000000             3.77777776           0.00000000
        A-3             219,255,000.00         5.50000%           1000.00000000             3.81944444           0.00000000
        A-4             121,500,000.00         5.58000%           1000.00000000             3.87500000           0.00000000
        M-1              47,563,000.00         5.64000%           1000.00000000             3.91666674           0.00000000
        M-2              43,707,000.00         5.65000%           1000.00000000             3.92361109           0.00000000
        M-3              25,710,000.00         5.66000%           1000.00000000             3.93055543           0.00000000
        M-4              23,139,000.00         5.71000%           1000.00000000             3.96527767           0.00000000
        M-5              21,853,000.00         5.73000%           1000.00000000             3.97916670           0.00000000
        M-6              21,211,000.00         5.81000%           1000.00000000             4.03472208           0.00000000
        B-1              19,282,000.00         6.25000%           1000.00000000             4.34027798           0.00000000
        B-2              18,640,000.00         6.45000%           1000.00000000             4.47916685           0.00000000
        B-3              14,140,000.00         7.30000%           1000.00000000             5.06944413           0.00000000
         P                        0.01         0.00000%              0.00000000             0.00000000           0.00000000
         X               43,065,665.79         0.00000%          29841.53113101             0.00000000           0.00000000
         R                        0.00         0.00000%              0.00000000             0.00000000           0.00000000

                                      Interest Distribution Factors Statement (continued)

     Class                   Current          Non-Supported                 Total       Remaining Unpaid               Ending
                            Interest               Interest              Interest               Interest          Certificate/
                        Shortfall(1)              Shortfall          Distribution           Shortfall(1)              Notional
                                                                                                                       Balance
       A-fpt              0.00000000             0.00000000            3.75000000             0.00000000          973.03455111
        A-1               0.00000000             0.00000000            3.73611111             0.00000000          966.13949884
        A-2               0.00000000             0.00000000            3.77777776             0.00000000         1000.00000000
        A-3               0.00000000             0.00000000            3.81944444             0.00000000         1000.00000000
        A-4               0.00000000             0.00000000            3.87500000             0.00000000         1000.00000000
        M-1               0.00000000             0.00000000            3.91666674             0.00000000         1000.00000000
        M-2               0.00000000             0.00000000            3.92361109             0.00000000         1000.00000000
        M-3               0.00000000             0.00000000            3.93055543             0.00000000         1000.00000000
        M-4               0.00000000             0.00000000            3.96527767             0.00000000         1000.00000000
        M-5               0.00000000             0.00000000            3.97916670             0.00000000         1000.00000000
        M-6               0.00000000             0.00000000            4.03472208             0.00000000         1000.00000000
        B-1               0.00000000             0.00000000            4.34027798             0.00000000         1000.00000000
        B-2               0.00000000             0.00000000            4.47916685             0.00000000         1000.00000000
        B-3               0.00000000             0.00000000            5.06944413             0.00000000         1000.00000000
         P                0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
         X                0.00000000             0.00000000           85.14800741             0.00000000        29432.34471030
         R                0.00000000             0.00000000            0.00000000             0.00000000            0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                               26,771,256.81
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   226,476.86
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                254,498.50
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                        27,252,232.17

Withdrawals
     Swap Payments                                                                                        42,626.68
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                       0.00
     Total Administration Fees                                                                           549,935.14
     Payment of Interest and Principal                                                                26,659,670.35
Total Withdrawals (Pool Distribution Amount)                                                          27,252,232.17

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    535,477.26
Master Servicing Fee - Wells Fargo Bank N.A.                                             14,457.88
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               549,935.14

*Servicer Payees include: COUNTRYWIDE HOME LOANS SERVICING LP; HOMEQ SERVICING CORPORATION; JP
MORGAN CHASE BANK NA; SAXON MORTGAGE SERVICES, INC.; WELLS FARGO BANK, N.A.


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                        Excess Reserve Fund Account                0.00                0.00              0.00               0.00
                        Closing Date Deposit Amount          350,259.44          350,259.44              0.00               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

      Swap Agreement - Ixis Financial Products Inc.                            4,561,054.67      4,603,681.35        (42,626.68)

                                                          Collateral Statement

Group                                                                       1(a)                                1(b)
 Collateral Description                                                 Mixed ARM                         Mixed Fixed
 Weighted Average Coupon Rate                                            9.413684                            8.295430
 Weighted Average Net Rate                                               8.913684                            7.795430
 Weighted Average Pass-Through Rate                                      8.900184                            7.781930
 Weighted Average Remaining Term                                              297                                 357
 Principal And Interest Constant                                     1,266,345.22                        8,229,874.04
 Beginning Loan Count                                                       1,580                               5,206
 Loans Paid in Full                                                            11                                  75
 Ending Loan Count                                                          1,569                               5,131
 Beginning Scheduled Balance                                       151,908,637.17                    1,133,236,769.18
 Ending Scheduled Balance                                          150,825,496.51                    1,116,698,024.20
 Actual Ending Collateral Balance                                  150,872,705.94                    1,117,042,513.89
 Scheduled Principal                                                    74,662.02                          395,968.47
 Unscheduled Principal                                               1,008,478.64                       16,142,776.51
 Scheduled Interest                                                  1,191,683.20                        7,833,905.57
 Servicing Fees                                                         63,295.27                          472,181.99
 Master Servicing Fees                                                   1,708.97                           12,748.91
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                                   0.00                                0.00
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        1,126,678.96                        7,348,974.67
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                         22,136.33                          232,362.17
 Prepayment Penalty Paid Count                                                  5                                  40
 Special Servicing Fee                                                       0.00                                0.00



                                                          Collateral Statement

Group                                                                      Total
 Collateral Description                                         Fixed & Mixed ARM
 Weighted Average Coupon Rate                                            8.427612
 Weighted Average Net Rate                                               7.927748
 Weighted Average Pass-Through Rate                                      7.914112
 Weighted Average Remaining Term                                              350
 Principal And Interest Constant                                     9,496,219.26
 Beginning Loan Count                                                       6,786
 Loans Paid in Full                                                            86
 Ending Loan Count                                                          6,700
 Beginning Scheduled Balance                                     1,285,495,665.80
 Ending Scheduled Balance                                        1,267,523,520.71
 Actual Ending Collateral Balance                                1,267,915,219.83
 Scheduled Principal                                                   470,630.49
 Unscheduled Principal                                              17,151,255.15
 Scheduled Interest                                                  9,025,588.77
 Servicing Fees                                                        535,477.26
 Master Servicing Fees                                                  14,457.88
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                                   0.00
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        8,475,653.63
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                        254,498.50
 Prepayment Penalty Paid Count                                                 45
 Special Servicing Fee                                                       0.00


                            Additional Reporting - Deal Level



                                 Informational Reporting
Libor Rate                                                                          5.35%
Swap Libor Rate                                                                     5.35%


                                   Structural Reporting
Net Monthly Excess Cash Flow Amount                                          3,665,394.65
Subordinated Amount                                                         43,064,104.80
Overcollateralization Deficiency Amount                                              0.00
Overcollateralization Release                                                    1,560.99
Specified Subordinated Amount                                               43,064,104.80


                                 Trigger Event Reporting
Cumulative Loss Trigger Event
     Trigger Result                                                                  Pass
     Threshold Value                                                            1.550000%
     Calculated Value                                                           0.000000%
Delinquency Trigger Event
     Trigger Result                                                                  Pass
     Threshold Value                                                            8.113081%
     Calculated Value                                                           0.083866%
Trigger Event
     Trigger Result                                                                   N/A


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      116                 1                    0                   0                    117
             21,883,040.79       287,008.54           0.00                0.00                 22,170,049.33

60 Days      23                  0                    0                   0                    23
             3,460,187.92        0.00                 0.00                0.00                 3,460,187.92

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       139                 1                    0                   0                    140
             25,343,228.71       287,008.54           0.00                0.00                 25,630,237.25

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      1.731343%           0.014925%            0.000000%           0.000000%            1.746269%
             1.725907%           0.022636%            0.000000%           0.000000%            1.748544%

60 Days      0.343284%           0.000000%            0.000000%           0.000000%            0.343284%
             0.272904%           0.000000%            0.000000%           0.000000%            0.272904%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       2.074627%           0.014925%            0.000000%           0.000000%            2.089552%
             1.998811%           0.022636%            0.000000%           0.000000%            2.021447%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     226,476.86




                                                 Delinquency Status By Group

                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total

1(a)                           No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           0                    0                   0                    0
                                                    0.00                 0.00                0.00                 0.00

30 Days                        32                   0                    0                   0                    32
                               3,005,026.48         0.00                 0.00                0.00                 3,005,026.48

60 Days                        6                    0                    0                   0                    6
                               263,875.95           0.00                 0.00                0.00                 263,875.95

90 Days                        0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

120 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

150 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

180+ Days                      0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

Totals                         38                   0                    0                   0                    38
                               3,268,902.43         0.00                 0.00                0.00                 3,268,902.43


0-29 Days                                           0.000000%            0.000000%           0.000000%            0.000000%
                                                    0.000000%            0.000000%           0.000000%            0.000000%

30 Days                        2.039516%            0.000000%            0.000000%           0.000000%            2.039516%
                               1.991763%            0.000000%            0.000000%           0.000000%            1.991763%

60 Days                        0.382409%            0.000000%            0.000000%           0.000000%            0.382409%
                               0.174900%            0.000000%            0.000000%           0.000000%            0.174900%

90 Days                        0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

120 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

150 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

180+ Days                      0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

Totals                         2.421925%            0.000000%            0.000000%           0.000000%            2.421925%
                               2.166663%            0.000000%            0.000000%           0.000000%            2.166663%


                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total
1(b)                           No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           0                    0                   0                    0
                                                    0.00                 0.00                0.00                 0.00

30 Days                        84                   1                    0                   0                    85
                               18,878,014.31        287,008.54           0.00                0.00                 19,165,022.85

60 Days                        17                   0                    0                   0                    17
                               3,196,311.97         0.00                 0.00                0.00                 3,196,311.97

90 Days                        0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

120 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

150 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

180+ Days                      0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

Totals                         101                  1                    0                   0                    102
                               22,074,326.28        287,008.54           0.00                0.00                 22,361,334.82


0-29 Days                                           0.000000%            0.000000%           0.000000%            0.000000%
                                                    0.000000%            0.000000%           0.000000%            0.000000%

30 Days                        1.637108%            0.019489%            0.000000%           0.000000%            1.656597%
                               1.690000%            0.025694%            0.000000%           0.000000%            1.715693%

60 Days                        0.331319%            0.000000%            0.000000%           0.000000%            0.331319%
                               0.286141%            0.000000%            0.000000%           0.000000%            0.286141%

90 Days                        0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

120 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

150 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

180+ Days                      0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

Totals                         1.968427%            0.019489%            0.000000%           0.000000%            1.987917%
                               1.976140%            0.025694%            0.000000%           0.000000%            2.001834%




                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.

  1(a) - No REO Information to report this period.

  1(b) - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.

  1(a) - No Foreclosure Information to report this period.

  1(b) - No Foreclosure Information to report this period.



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period



              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



 Summary                                                            12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                  Aug-05            0.000%
     Original Principal Balance             0.00                  Sep-05            0.000%
     Current Actual Balance                 0.00                  Oct-05            0.000%
                                                                  Nov-05            0.000%
 Current Bankruptcy Total                                         Dec-05            0.000%
     Loans in Bankruptcy                       1                  Jan-06            0.000%
     Original Principal Balance       287,100.00                  Feb-06            0.000%
     Current Actual Balance           287,008.54                  Mar-06            0.000%
                                                                  Apr-06            0.000%
                                                                  May-06            0.000%
                                                                  Jun-06            0.000%
                                                                  Jul-06            0.023%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.

  1(a) - No Bankruptcy Information to report this period.


 1(b)                                                               12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                  Aug-05            0.000%
     Original Principal Balance             0.00                  Sep-05            0.000%
     Current Actual Balance                 0.00                  Oct-05            0.000%
                                                                  Nov-05            0.000%
 Current Bankruptcy Total                                         Dec-05            0.000%
     Loans in Bankruptcy                       1                  Jan-06            0.000%
     Original Principal Balance       287,100.00                  Feb-06            0.000%
     Current Actual Balance           287,008.54                  Mar-06            0.000%
                                                                  Apr-06            0.000%
                                                                  May-06            0.000%
                                                                  Jun-06            0.000%
                                                                  Jul-06            0.026%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance
          1(b)                0512073318       Jul-2006    01-Mar-2006           PA              90.00        287,100.00


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest
         1(b)               0512073318         287,008.54    01-Apr-2006           1            9.990%          2,269.02

               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
          1(a)                           0               0.00              0.00             0.000%
          1(b)                           0               0.00              0.00             0.000%
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

    1(a) - No Realized Loss Information to report this period.

    1(b) - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Scheduled Balance of Liquidated Loans).
Includes losses on loans liquidating in the current period only.











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         1(a)                   11         995,460.00         991,385.77          0               0.00              0.00
         1(b)                   75      16,145,337.00      16,117,314.39          0               0.00              0.00
         Total                  86      17,140,797.00      17,108,700.16          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
        1(a)                 0              0.00           0.00          0             0.00            0.00        17,750.98
        1(b)                 0              0.00           0.00          0             0.00            0.00        32,152.51
       Total                 0              0.00           0.00          0             0.00            0.00        49,903.49


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
         1(a)                0000320465            FL              20.00       01-Dec-2005         66,000.00         65,878.00
         1(a)                0601245344            AR              26.69       01-Apr-2006         31,500.00         30,826.78
         1(a)                1000251116            GA              20.00       01-Jan-2006         25,200.00         25,153.36
         1(a)                1002168102            LA              80.00       01-Aug-2005        123,200.00        122,126.03
         1(a)                2500005657            LA              20.00       01-Apr-2006         32,000.00         31,954.74
         1(a)                3000008933            WV              85.00       01-Apr-2006         61,200.00         61,064.49
         1(a)                3058509779            MA              15.00       01-Mar-2006         60,000.00         59,931.31
         1(a)                3500011314            CA              39.00       01-Apr-2006        195,000.00        193,239.53
         1(a)                4700002821            WA              20.00       01-Mar-2006         54,000.00         53,920.99
         1(a)                5200501660            MD              49.81       01-Mar-2006        130,000.00        129,782.35
         1(a)                5250501844            CA              88.00       01-Mar-2006        217,360.00        216,850.08
         1(b)                0000012967            NJ              74.89       01-Jan-2006        173,000.00        172,350.63
         1(b)                0000013947            PA              90.00       01-Apr-2006         50,850.00         50,779.58
         1(b)                0000029797            CA              51.14       01-Dec-2005        225,000.00        223,569.61
         1(b)                0000030575            FL              89.16       01-Jan-2006        218,450.00        217,355.05
         1(b)                0000037325            FL              65.00       01-May-2006         91,000.00         90,916.02
         1(b)                0000243197            AZ              65.00       01-Feb-2006        133,250.00        132,591.52
         1(b)                0000296423            CA              75.00       01-Jan-2006        299,625.00        297,823.75
         1(b)                0000302505            FL              84.91       01-Jan-2006        225,000.00        223,919.61
         1(b)                0000315669            IL              79.91       01-Feb-2006        175,000.00        174,817.19
         1(b)                0000324011            CA              87.80       01-Mar-2006        360,000.00        360,000.00
         1(b)                0000326540            CA              50.00       01-Jun-2006        437,500.00        437,098.72
         1(b)                0000326999            CA              85.00       01-Jun-2006        977,500.00        977,500.00
         1(b)                0000339538            FL              90.00       01-Jan-2006        108,000.00        108,000.00
         1(b)                0100027925            OH              90.00       01-May-2006         49,500.00         49,432.69
         1(b)                0100028809            FL              80.00       01-Apr-2006        240,000.00        239,346.11
         1(b)                0106035956            CA              90.00       01-Jun-2006        477,000.00        476,214.19
         1(b)                0510136927            NM              95.00       01-Jan-2006         72,200.00         71,845.20
         1(b)                0511046210            CA              75.89       01-Jan-2006        425,000.00        424,002.63
         1(b)                0511306914            AL              80.00       01-Feb-2006        125,600.00        125,191.21
         1(b)                0511307333            IL              70.00       01-Feb-2006        175,000.00        174,805.64
         1(b)                0512018676            OK              80.00       01-Mar-2006         55,200.00         55,064.87
         1(b)                0512139571            AL              90.00       01-Mar-2006         93,600.00         93,350.50
         1(b)                0601179151            IN              80.00       01-Mar-2006        204,000.00        203,289.65
         1(b)                0602023819            NJ              80.00       01-Apr-2006        200,000.00        199,424.10
         1(b)                0603163623            IL              80.00       01-May-2006        228,000.00        227,790.43
         1(b)                1000251115            GA              80.00       01-Jan-2006        100,800.00        100,797.91
         1(b)                1000253071            ID             100.00       01-Apr-2006        195,000.00        194,739.61
         1(b)                1000254100            VA              70.00       01-Apr-2006        259,700.00        259,327.69
         1(b)                1000254618            IN              80.00       01-Apr-2006         56,000.00         55,902.29
         1(b)                1000254765            KY              85.00       01-May-2006        110,500.00        110,258.56
         1(b)                1000256645            GA              80.00       01-May-2006        157,600.00        157,497.95
         1(b)                1000257135            CA              77.35       01-May-2006        345,000.00        345,000.00
         1(b)                1000258828            NV              80.00       01-Jun-2006        180,000.00        179,876.26
         1(b)                1006654890            NJ              61.86       01-May-2006        133,000.00        132,861.44
         1(b)                1006727278            CA              80.00       01-May-2006        431,512.00        431,264.67
         1(b)                2000018492            VA              76.97       01-Apr-2006        127,000.00        126,699.63
         1(b)                2300001770            NY              75.00       01-Apr-2006        257,250.00        256,368.14
         1(b)                2500005656            LA              80.00       01-Apr-2006        128,000.00        128,000.00
         1(b)                3027600303            FL              85.00       01-Apr-2006        454,750.00        454,750.00
         1(b)                3029508044            MD              90.00       01-Feb-2006         81,000.00         80,791.35
         1(b)                3029508370            VA              80.00       01-Mar-2006        178,400.00        177,907.71
         1(b)                3058509195            MD              84.78       01-Mar-2006        195,000.00        194,398.11
         1(b)                3058509468            PA              75.79       01-Feb-2006        144,000.00        142,540.27
         1(b)                3058509762            MA              80.00       01-Mar-2006        320,000.00        318,892.15
         1(b)                3058509813            NC              90.00       01-Mar-2006         59,850.00         59,702.62
         1(b)                3058600387            MD              79.01       01-Mar-2006        320,000.00        318,965.63
         1(b)                3058600947            MI              84.98       01-Apr-2006        133,000.00        132,729.02
         1(b)                3076600143            IL              64.05       01-Mar-2006        196,000.00        195,689.98
         1(b)                3076600281            IL              80.00       01-Mar-2006        444,000.00        443,400.41
         1(b)                3500011301            CA              85.00       01-Apr-2006        284,750.00        284,229.61
         1(b)                4410500674            CA              62.07       01-Aug-2005        180,000.00        178,380.83
         1(b)                4410503426            NJ              95.00       01-Dec-2005        261,250.00        260,008.14
         1(b)                4410600289            MI              80.00       01-May-2006         64,800.00         64,718.67
         1(b)                4412500626            PA              74.89       01-Jan-2006        142,300.00        141,754.86
         1(b)                4412500874            MA              80.00       01-Mar-2006        281,600.00        280,937.91
         1(b)                4412600093            MI              80.00       01-Feb-2006         80,000.00         79,754.12
         1(b)                4412600159            NC              85.00       01-Mar-2006        180,200.00        179,735.41
         1(b)                4600006690            CA              58.06       01-Apr-2006        360,000.00        359,202.90
         1(b)                4700002820            WA              80.00       01-Mar-2006        216,000.00        215,685.59
         1(b)                5000025880            MD              95.00       01-Feb-2006        268,850.00        268,849.99
         1(b)                5200501734            MD              66.50       01-Mar-2006        133,000.00        132,668.67
         1(b)                5201501014            NJ              90.00       01-Feb-2006        216,000.00        215,398.98
         1(b)                5201501247            NJ              85.00       01-Mar-2006        293,250.00        292,175.17
         1(b)                5204600036            CA              87.36       01-Mar-2006        190,000.00        190,000.00
         1(b)                5206600261            VA              80.00       01-Apr-2006        244,800.00        244,422.32
         1(b)                5206600325            VA              80.00       01-Apr-2006        158,400.00        158,151.65
         1(b)                5207501751            MD              60.58       01-Mar-2006        157,500.00        156,874.75
         1(b)                5213600037            OR              90.00       01-Mar-2006        157,500.00        157,301.87
         1(b)                5218500522            VA              77.96       01-Mar-2006        217,500.00        217,500.00
         1(b)                5248600917            AZ              66.94       01-Apr-2006        122,500.00        122,034.16
         1(b)                5250600200            CA              65.62       01-Apr-2006        177,500.00        176,981.22
         1(b)                5266600135            MN              95.00       01-Mar-2006        228,000.00        228,000.00
         1(b)                5267501395            CA              80.00       01-Mar-2006        400,000.00        398,704.41
         1(b)                7100002704            GA              75.00       01-Apr-2006        100,500.00        100,260.83
         1(b)                7100002863            OH              90.00       01-Apr-2006        202,500.00        202,051.64


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
        1(a)                0000320465       Loan Paid in Full           0             13.125%             180               7
        1(a)                0601245344       Loan Paid in Full           0              8.599%             120               3
        1(a)                1000251116       Loan Paid in Full           0             12.875%             180               6
        1(a)                1002168102       Loan Paid in Full           0              7.900%             360              11
        1(a)                2500005657       Loan Paid in Full           0             11.100%             180               3
        1(a)                3000008933       Loan Paid in Full           0              8.990%             360               3
        1(a)                3058509779       Loan Paid in Full           0             13.090%             360               4
        1(a)                3500011314       Loan Paid in Full           0              7.625%             360               3
        1(a)                4700002821       Loan Paid in Full           0             11.990%             180               4
        1(a)                5200501660       Loan Paid in Full           0              7.500%             360               4
        1(a)                5250501844       Loan Paid in Full           0              9.800%             360               4
        1(b)                0000012967       Loan Paid in Full           0              9.800%             360               6
        1(b)                0000013947       Loan Paid in Full           0             11.200%             360               3
        1(b)                0000029797       Loan Paid in Full           0              7.300%             360               7
        1(b)                0000030575       Loan Paid in Full           0              7.775%             360               6
        1(b)                0000037325       Loan Paid in Full           0              7.825%             360               2
        1(b)                0000243197       Loan Paid in Full           0              7.050%             360               5
        1(b)                0000296423       Loan Paid in Full           0              8.600%             360               6
        1(b)                0000302505       Loan Paid in Full           0              7.990%             360               6
        1(b)                0000315669       Loan Paid in Full           0              9.750%             360               5
        1(b)                0000324011       Loan Paid in Full           0              7.925%             360               4
        1(b)                0000326540       Loan Paid in Full           0              9.850%             360               1
        1(b)                0000326999       Loan Paid in Full           0              9.250%             360               1
        1(b)                0000339538       Loan Paid in Full           0              8.900%             360               6
        1(b)                0100027925       Loan Paid in Full           0              9.925%             360               2
        1(b)                0100028809       Loan Paid in Full           0              7.975%             360               3
        1(b)                0106035956       Loan Paid in Full           0              6.990%             360               1
        1(b)                0510136927       Loan Paid in Full           0              7.875%             360               6
        1(b)                0511046210       Loan Paid in Full           0              7.650%             360               6
        1(b)                0511306914       Loan Paid in Full           0              9.125%             360               5
        1(b)                0511307333       Loan Paid in Full           0              9.690%             360               5
        1(b)                0512018676       Loan Paid in Full           0              9.599%             360               4
        1(b)                0512139571       Loan Paid in Full           0              9.190%             360               4
        1(b)                0601179151       Loan Paid in Full           0              7.899%             360               4
        1(b)                0602023819       Loan Paid in Full           0              7.700%             360               3
        1(b)                0603163623       Loan Paid in Full           0              7.575%             360               2
        1(b)                1000251115       Loan Paid in Full           0              8.630%             360               6
        1(b)                1000253071       Loan Paid in Full           0              7.500%             360               3
        1(b)                1000254100       Loan Paid in Full           0              7.249%             360               3
        1(b)                1000254618       Loan Paid in Full           0             10.125%             360               3
        1(b)                1000254765       Loan Paid in Full           0              7.625%             360               2
        1(b)                1000256645       Loan Paid in Full           0              8.990%             360               2
        1(b)                1000257135       Loan Paid in Full           0              7.125%             360               2
        1(b)                1000258828       Loan Paid in Full           0              7.375%             360               1
        1(b)                1006654890       Loan Paid in Full           0              7.350%             360               2
        1(b)                1006727278       Loan Paid in Full           0              9.400%             360               2
        1(b)                2000018492       Loan Paid in Full           0              8.670%             360               3
        1(b)                2300001770       Loan Paid in Full           0              6.875%             360               3
        1(b)                2500005656       Loan Paid in Full           0              7.650%             360               3
        1(b)                3027600303       Loan Paid in Full           0              8.640%             360               3
        1(b)                3029508044       Loan Paid in Full           0             10.240%             360               5
        1(b)                3029508370       Loan Paid in Full           0              9.030%             360               4
        1(b)                3058509195       Loan Paid in Full           0              8.750%             360               4
        1(b)                3058509468       Loan Paid in Full           0              9.465%             360               5
        1(b)                3058509762       Loan Paid in Full           0              7.910%             360               4
        1(b)                3058509813       Loan Paid in Full           0             10.500%             360               4
        1(b)                3058600387       Loan Paid in Full           0              8.250%             360               4
        1(b)                3058600947       Loan Paid in Full           0              9.390%             360               3
        1(b)                3076600143       Loan Paid in Full           0              7.700%             360               4
        1(b)                3076600281       Loan Paid in Full           0              8.250%             360               4
        1(b)                3500011301       Loan Paid in Full           0              6.375%             360               3
        1(b)                4410500674       Loan Paid in Full           0              7.625%             360              11
        1(b)                4410503426       Loan Paid in Full           0              8.750%             360               7
        1(b)                4410600289       Loan Paid in Full           0             10.300%             360               2
        1(b)                4412500626       Loan Paid in Full           0              9.100%             360               6
        1(b)                4412500874       Loan Paid in Full           0              9.790%             360               4
        1(b)                4412600093       Loan Paid in Full           0              9.400%             360               5
        1(b)                4412600159       Loan Paid in Full           0              9.350%             360               4
        1(b)                4600006690       Loan Paid in Full           0              8.990%             360               3
        1(b)                4700002820       Loan Paid in Full           0              7.990%             360               4
        1(b)                5000025880       Loan Paid in Full           0              7.540%             360               5
        1(b)                5200501734       Loan Paid in Full           0              9.550%             360               4
        1(b)                5201501014       Loan Paid in Full           0              9.875%             360               5
        1(b)                5201501247       Loan Paid in Full           0              7.625%             360               4
        1(b)                5204600036       Loan Paid in Full           0              7.875%             360               4
        1(b)                5206600261       Loan Paid in Full           0             10.875%             360               3
        1(b)                5206600325       Loan Paid in Full           0             10.625%             360               3
        1(b)                5207501751       Loan Paid in Full           0              9.250%             360               4
        1(b)                5213600037       Loan Paid in Full           0              8.500%             360               4
        1(b)                5218500522       Loan Paid in Full           0              8.625%             360               4
        1(b)                5248600917       Loan Paid in Full           0              8.500%             360               3
        1(b)                5250600200       Loan Paid in Full           0              7.625%             360               3
        1(b)                5266600135       Loan Paid in Full           0              8.500%             360               4
        1(b)                5267501395       Loan Paid in Full           0              8.240%             360               4
        1(b)                7100002704       Loan Paid in Full           0              8.640%             360               3
        1(b)                7100002863       Loan Paid in Full           0              8.990%             360               3


                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            1.335%       Current Month             14.895%        Current Month               2,420.841%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006          N/A           N/A                          Mar-2006          N/A           N/A
         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006      14.895%           N/A                          Jul-2006   2,420.841%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  1(a)
     SMM                                   CPR                                      PSA
     Current Month            0.664%       Current Month              7.686%        Current Month               1,308.080%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006          N/A           N/A                          Mar-2006          N/A           N/A
         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006       7.686%           N/A                          Jul-2006   1,308.080%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  1(b)
     SMM                                   CPR                                      PSA
     Current Month            1.425%       Current Month             15.821%        Current Month               2,555.780%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006          N/A           N/A                          Mar-2006          N/A           N/A
         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006      15.821%           N/A                          Jul-2006   2,555.780%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary                                                         1(a)

            Current     Number of         Outstanding    Percentage of      Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)           Loans          Scheduled       Balance(%)
           Range(%)                        Balance($)                                          Balance($)
            < 5.000             0                0.00            0.000               0               0.00            0.000
     5.000    5.499             1          136,422.02            0.011               1         136,422.02            0.090
     5.500    5.999            17        3,793,467.24            0.299               4         711,933.21            0.472
     6.000    6.499            52       14,639,764.97            1.155              12       3,623,073.74            2.402
     6.500    6.999           355       93,834,809.88            7.403              46      10,405,087.57            6.899
     7.000    7.499           559      141,945,663.73           11.199              59      11,821,215.60            7.838
     7.500    7.999         1,252      297,603,358.46           23.479             114      20,539,574.48           13.618
     8.000    8.499           841      188,617,282.73           14.881              69      12,406,343.07            8.226
     8.500    8.999         1,175      232,024,222.60           18.305             161      21,808,959.24           14.460
     9.000    9.499           505       93,475,955.96            7.375              63       6,137,890.13            4.070
     9.500    9.999           552       82,804,297.17            6.533              93       7,372,376.04            4.888
    10.000   10.499           278       36,801,552.73            2.903              73       4,581,983.41            3.038
    10.500   10.999           286       29,713,801.63            2.344             143      10,154,703.59            6.733
    11.000   11.499           205       16,552,796.37            1.306             153       9,899,590.35            6.564
    11.500   11.999           267       18,025,715.10            1.422             236      14,625,597.22            9.697
    12.000   12.499           136        7,479,395.86            0.590             128       6,863,024.37            4.550
    12.500   12.999           100        5,087,961.72            0.401              95       4,750,669.93            3.150
    13.000   13.499            37        1,483,597.17            0.117              37       1,483,597.17            0.984
    13.500   13.999            43        1,980,670.24            0.156              43       1,980,670.24            1.313
    14.000   14.499            19          869,390.14            0.069              19         869,390.14            0.576
    14.500   14.999            12          370,874.26            0.029              12         370,874.26            0.246
 >= 15.000                      8          282,520.73            0.022               8         282,520.73            0.187
              Total         6,700    1,267,523,520.71          100.000           1,569     150,825,496.51          100.000


               Interest Rate Stratification (continued)

                                 1(b)

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 5.000             0                0.00            0.000
     5.000    5.499             0                0.00            0.000
     5.500    5.999            13        3,081,534.03            0.276
     6.000    6.499            40       11,016,691.23            0.987
     6.500    6.999           309       83,429,722.31            7.471
     7.000    7.499           500      130,124,448.13           11.653
     7.500    7.999         1,138      277,063,783.98           24.811
     8.000    8.499           772      176,210,939.66           15.780
     8.500    8.999         1,014      210,215,263.36           18.825
     9.000    9.499           442       87,338,065.83            7.821
     9.500    9.999           459       75,431,921.13            6.755
    10.000   10.499           205       32,219,569.32            2.885
    10.500   10.999           143       19,559,098.04            1.752
    11.000   11.499            52        6,653,206.02            0.596
    11.500   11.999            31        3,400,117.88            0.304
    12.000   12.499             8          616,371.49            0.055
    12.500   12.999             5          337,291.79            0.030
    13.000   13.499             0                0.00            0.000
    13.500   13.999             0                0.00            0.000
    14.000   14.499             0                0.00            0.000
    14.500   14.999             0                0.00            0.000
 >= 15.000                      0                0.00            0.000
              Total         5,131    1,116,698,024.20          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
June 30, 2006

Distribution Date
The 25th day of each calendar month, or if such day is not a Business Day, the next succeeding Business Day, commencing in July 2006.

Record Date
With respect to any Distribution Date, the close of business on the Business Day immediately preceding such Distribution
Date; provided, however, that for any Certificate issued in definitive form, the Record Date shall be the close of business on the last Business Day of the month preceding the month in which such applicable Distribution Date occurs.

Remittance Date
With respect to any Distribution Date, the second Business Day immediately preceding such Distribution Date with respect to JPMorgan and HomEq, the third Business Day immediately preceding such Distribution Date with respect to Wells Fargo, and the 21st day (or if such day is a Saturday, then it shall be the first Business Day immediately preceding that day, or if such day is a Sunday or otherwise not a Business Day, then it shall be the immediately following Business Day) of the month of each related Distribution Date with respect to Saxon.

Libor Determination Date
With respect to any Interest Accrual Period for the Offered Certificates, the second London Business Day preceding the commencement of such Interest Accrual Period.

Determination Date
With respect to each Distribution Date, the 18th day (or if that day is not a Business Day, the immediately preceding
Business Day), in the case of Wells, JPMorgan and HomEq, and the 15th day (or if that day is not a Business Day, the immediately preceding Business Day), in the case of Saxon, in the calendar month in which that Distribution
Date occurs.

